Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Party Transactions
26.	RELATED PARTY TRANSACTIONS
Related party expenses and balances
The Company’s Chairman, Ross Beaty, is a significant shareholder and considered a related party of the Company. In April 2019,
t
he Company entered into a
one-year
unsecured $20 million revolving credit facility with Mr. Beaty (note 11), which it repaid in September 2019.
In June 2020, the Company repaid $13.7 million in principal and accrued interest owing to Mr. Beaty related to the Company’s Standby Loan (note 11(d)). In March 2020, Mr. Beaty participated in a private placement by the Company, acquiring $36.0 million in common shares (note 16(b)).
Key management personnel compensation
Key management of the Company comprises executive and
non-executive
directors and members of executive management. The remuneration of the Company’s directors and other key management personnel during the years ended December 31 are as follows:

	2020	2019
Salaries, directors’ fees and other short-term benefits	$6,763	$2,762
Share-based payments	3,385	1,940

Total key management personnel compensation	$10,148	$4,702
At December 31, 2020, $2.0 million (December 31, 2019 – $1.2 million) was owed by the Company to management for accrued salary and bonuses and the reimbursement of expenses.